Acquisitions and Divestiture (Details Textual) - USD ($)	1 Months Ended						12 Months Ended
	Dec. 31, 2016	Oct. 31, 2016	Apr. 30, 2016	Dec. 31, 2015	Aug. 31, 2015	Dec. 31, 2014	Feb. 28, 2015	May 31, 2017	Feb. 28, 2017	May 31, 2016	Feb. 29, 2016	Feb. 28, 2014	Jun. 07, 2013
Business Acquisition [Line Items]
Cash on hand							$ 110,100,000	$ 199,100,000	$ 177,400,000	$ 167,300,000	$ 83,100,000	$ 63,900,000
Obregon Brewery [Member] | Operating Segments [Member] | Beer [Member]
Business Acquisition [Line Items]
Purchase price, net of cash acquired	$ 568,700,000
Working capital adjustment due to seller	$ 3,100,000
High West Acquisition [Member] | Operating Segments [Member] | Wine and Spirits [Member]
Business Acquisition [Line Items]
Purchase price, net of cash acquired		$ 136,600,000
Charles Smith Acquisition [Member] | Operating Segments [Member] | Wine and Spirits [Member]
Business Acquisition [Line Items]
Purchase price, net of cash acquired		$ 120,800,000
Prisoner Acquisition [Member] | Operating Segments [Member] | Wine and Spirits [Member]
Business Acquisition [Line Items]
Purchase price, net of cash acquired			$ 284,900,000
Ballast Point Acquisition [Member] | Operating Segments [Member] | Beer [Member]
Business Acquisition [Line Items]
Purchase price, net of cash acquired				$ 998,500,000
Goodwill expected to be tax deductible				$ 0
Meiomi Acquisition [Member] | Operating Segments [Member] | Wine and Spirits [Member]
Business Acquisition [Line Items]
Purchase price, net of cash acquired					$ 316,200,000
Glass Production Plant [Member] | Operating Segments [Member] | Beer [Member]
Business Acquisition [Line Items]
Purchase price, net of cash acquired						$ 290,600,000
Beer Business Acquisition [Member]
Business Acquisition [Line Items]
Acquired entity interest													50.00%
Purchase price adjustment							558,000,000
Additional purchase price payment							543,300,000
Imputed interest							14,700,000
Cash on hand							308,000,000
Beer Business Acquisition [Member] | Revolver Borrowings [Member]
Business Acquisition [Line Items]
Proceeds from borrowings							150,000,000
Beer Business Acquisition [Member] | Other [Member]
Business Acquisition [Line Items]
Proceeds from borrowings							$ 100,000,000